GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Balance	$ 6,694,354	$ 6,638,403
Effect of change in foreign exchange rate	317,361	55,951
Balance	$ 7,011,715	$ 6,694,354
Year end exchange rate, U.S. dollar into Colombian pesos	3,432.50	3,277.14	3,249.75